Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 64,044	$ 65,517	$ 73,383
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 55,558	$ 57,120	$ 64,910